COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Paymemnt of legal fees	$ 27,575	¥ 200,000
Contingency liability			$ 27,575